CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Fees paid for borrowings	$ 23	$ 64	$ 56